GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 5,102	$ 4,903
Concessions, patents and licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	266	208
Customer relationships and trade marks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	155	133
Emission rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	642	748
Emission rights | Emission rights forward purchase contract
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets		671
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	131	47
Goodwill on acquisitions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 3,908	$ 3,767	$ 3,931